Item 1. Schedule of Investments


 T. Rowe Price High Yield Fund
 Unaudited                                              February 28, 2005
 PORTFOLIO OF INVESTMENTS (1)
 (Amounts in 000s)                                   $Par/Shares    Value

 CORPORATE BONDS AND NOTES  91.2%
 Aerospace & Defense  2.0%
 Aviall, 7.625%, 7/1/11                                9,975         10,623

 BE Aerospace
 8.00%, 3/1/08                                         6,625         6,675

 8.50%, 10/1/10                                        3,075         3,421

 Series B, 8.875%, 5/1/11                              10,885        11,538

 Gencorp, 9.50%, 8/15/13                               17,615        19,553

 Moog, 6.25%, 1/15/15                                  4,950         5,080

 Northwest Airlines, 9.875%, 3/15/07                   2,725         2,248

 Sequa, 9.00%, 8/1/09                                  1,325         1,471

 TD Funding, 8.375%, 7/15/11                           6,750         7,205

 Vought Aircraft, 8.00%, 7/15/11                       15,260        15,565

                                                                     83,379

 Automobiles and Related  3.4%
 Accuride, 144A, 8.50%, 2/1/15                         10,650        11,009

 Adesa, 7.625%, 6/15/12                                10,114        10,746

 Advanced Accessory, Holdings, STEP, 0%, 12/15/11      2,335         946

 Advanced Accessory Systems, 10.75%, 6/15/11           4,475         4,139

 Asbury Automotive
 8.00%, 3/15/14                                        6,825         7,081

 9.00%, 6/15/12                                        725           783

 Autocam, 10.875%, 6/15/14                             8,050         7,829

 Cooper Standard Automotive, 144A, 8.375%, 12/15/14    7,675         7,253

 Cummins, STEP, 9.50%, 12/1/10                         1,200         1,356

 Dura Operating, 9.00%, 5/1/09                         90            84

 EaglePicher, 9.75%, 9/1/13                            10,150        8,272

 General Motors Acceptance Corp., 6.75%, 12/1/14       10,925        10,571

 Goodyear Tire & Rubber, VR, 7.03%, 3/31/06 ++          5,750         5,808

 J.B. Poindexter, 144A, 8.75%, 3/15/14                 6,515         6,824

 MSX International, 11.375%, 1/15/08                   1,925         1,612

 Navistar International
 7.50%, 6/15/11                                        6,300         6,710

 144A, 6.25%, 3/1/12                                   3,900         3,929

 Tenneco Automotive, 144A, 8.625%, 11/15/14            14,025        14,866

 TRW Automotive
 9.375%, 2/15/13                                       19,794        22,417

 11.00%, 2/15/13                                       9,192         10,846

 Visteon, 7.00%, 3/10/14                               4,300         3,929

                                                                     147,010

 Beverages  0.4%
 Le Natures, 144A, STEP, 10.00%, 6/15/13               13,580        14,904

                                                                     14,904

 Broadcasting  1.0%
 Fisher Communications, 144A, 8.625%, 9/15/14          2,575         2,813

 Gray Communications Systems, 9.25%, 12/15/11          10,525        11,577

 Paxson Communications
 10.75%, 7/15/08                                       150           158

 STEP, 0%, 1/15/09                                     1,525         1,479

 Sinclair Broadcast Group
 8.00%, 3/15/12                                        9,325         9,885

 8.75%, 12/15/11                                       800           864

 Spanish Broadcasting, 9.625%, 11/1/09                 6,295         6,618

 XM Satellite Radio, 12.00%, 6/15/10                   7,633         9,026

                                                                     42,420

 Building and Real Estate  0.8%
 Shaw Group, 10.75%, 3/15/10                           7,775         8,669

 WCI Communities
 7.875%, 10/1/13                                       5,800         6,264

 9.125%, 5/1/12                                        4,625         5,157

 10.625%, 2/15/11                                      5,050         5,580

 William Lyon Homes, 7.50%, 2/15/14                    4,500         4,466

 Williams Scotsman, 10.00%, 8/15/08                    3,950         4,316

                                                                     34,452

 Building Products  2.6%
 Acih, 144A, STEP, 0%, 12/15/12                        14,775        11,044

 Building Materials, 144A, 7.75%, 8/1/14               10,100        10,252

 Collins & Aikman Floorcoverings, 9.75%, 2/15/10       11,575        12,501

 Interface
 9.50%, 2/1/14                                         300           325

 10.375%, 2/1/10                                       13,410        15,623

 Maax, 9.75%, 6/15/12                                  9,250         9,782

 Mobile Mini, 9.50%, 7/1/13                            5,905         6,746

 Norcraft
 Companies, 9.00%, 11/1/11                             9,380         10,083

 Holdings Capital, STEP, 0%, 9/1/12                    4,250         3,188

 RMCC Acquisition, 144A, 9.50%, 11/1/12                7,925         7,905

 Texas Industries, 10.25%, 6/15/11                     8,115         9,403

 U.S. Concrete, 8.375%, 4/1/14                         6,150         6,427

 WII Components, 10.00%, 2/15/12                       7,335         7,427

                                                                     110,706

 Cable Operators  3.3%
 Cablevision System, 144A, 8.00%, 4/15/12              9,600         10,848

 CCO Holdings
 8.75%, 11/15/13                                       13,125        13,552

 144A, VR, 6.615%, 12/15/10                            5,750         5,721

 Charter Communications, 144A, 8.00%, 4/30/12          10,530        10,820

 Charter Communications Operating
 144A, 8.375%, 4/30/14                                 1,600         1,658

CSC Holdings, 7.625%, 4/1/11                           18,090        20,260

 7.875%, 12/15/07                                      85            92

 144A, 6.75%, 4/15/12                                  21,050        22,787

 Frontiervision Opera
 VR, 6.15%, 9/30/05 ++                                  3,380         3,388

 VR, 6.275%, 3/31/06 ++                                 4,420         4,431

 Insight Midwest / Insight Capital
 9.75%, 10/1/09                                        3,890         4,089

 10.50%, 11/1/10                                       4,610         5,025

 Mediacom Broadband, 11.00%, 7/15/13                   7,190         7,963

 Olympus Communications, VR, 6.75%, 6/30/10 ++          8,500         8,436

 Rogers Cable, 6.75%, 3/15/15                          10,825        11,299

 Videotron
 6.875%, 1/15/14                                       1,775         1,868

 144A, 6.875%, 1/15/14                                 8,000         8,420

                                                                     140,657

 Container  3.5%
 AEP Industries, 9.875%, 11/15/07                      5,505         5,622

 Ball, 6.875%, 12/15/12                                5,655         6,023

 Bway, STEP, 10.00%, 10/15/10                          9,130         9,815

 Crown European
 9.50%, 3/1/11                                         16,725        18,857

 10.875%, 3/1/13                                       7,685         9,107

 Graham Packaging
 144A, 8.50%, 10/15/12                                 5,175         5,511

 144A, 9.875%, 10/15/14                                12,675        13,626

 Greif Brothers, 8.875%, 8/1/12                        4,850         5,359

 Owens Brockway Glass Container
 7.75%, 5/15/11                                        4,300         4,655

 8.25%, 5/15/13                                        5,300         5,817

 8.75%, 11/15/12                                       9,225         10,378

 8.875%, 2/15/09                                       14,900        16,129

 144A, 6.75%, 12/1/14                                  7,350         7,534

 Owens-Illinois, 7.35%, 5/15/08                        2,825         3,001

 Plastipak, 10.75%, 9/1/11                             18,425        20,866

 Solo Cup, 8.50%, 2/15/14                              8,450         8,809

                                                                     151,109

 Electric Utilities  7.0%
 AES
 7.75%, 3/1/14                                         4,425         4,895

 8.875%, 2/15/11                                       21,050        24,076

 9.375%, 9/15/10                                       14,250        16,601

 144A, 9.00%, 5/15/15                                  17,000        19,465

 Allegheny Energy Supply
 7.80%, 3/15/11                                        2,175         2,409

 144A, STEP, 8.25%, 4/15/12                            1,675         1,901

 ANR Pipeline, 8.875%, 3/15/10                         3,325         3,674

 CMS Energy
 8.50%, 4/15/11                                        1,850         2,114

 9.875%, 10/15/07                                      13,921        15,591

 Dynegy-Roseton Danskammer, Series A, 7.27%, 11/8/10   8,275         8,192

 Holly Energy Partners, 144A, 6.25%, 3/1/15            2,925         2,951

 Markwest Energy Partners, 144A, 6.875%, 11/1/14       2,600         2,672

 Midwest Generation, 8.75%, 5/1/34 (Tender 5/1/14)     11,825        13,569

 NRG Energy, 144A, 8.00%, 12/15/13                     28,181        31,140

 Orion Power, 12.00%, 5/1/10                           14,582        18,228

 Sierra Pacific Resources, 8.625%, 3/15/14             22,100        24,476

 Southern Natural Gas, 8.875%, 3/15/10                 7,250         8,011

 Texas Genco, 144A, 6.875%, 12/15/14                   32,300        34,480

 TNP Enterprises, 10.25%, 4/1/10                       6,945         7,379

 Utilicorp Canada Finance, 7.75%, 6/15/11              7,382         7,825

 Williams Companies
 7.50%, 1/15/31                                        5,825         6,597

 7.625%, 7/15/19                                       2,165         2,501

 7.75%, 6/15/31                                        3,950         4,552

 STEP, 8.125%, 3/15/12                                 30,340        35,346

 STEP, 8.75%, 3/15/32                                  1,350         1,714

                                                                     300,359

 Electronic Components  3.2%
 AMI Semiconductor, 10.75%, 2/1/13                     4,458         5,182

 Amkor Technology, 9.25%, 2/15/08                      8,475         8,306

 Flextronics International
 6.25%, 11/15/14                                       750           754

 9.75%, 7/1/10 (EUR)                                   4,500         6,415

 Freescale Semiconductor
 6.875%, 7/15/11                                       7,800         8,385

 7.125%, 7/15/14                                       11,350        12,400

 Lucent Technologies, 5.50%, 11/15/08                  6,450         6,611

 Magnachip Semiconductor
 5.76%, 12/15/11                                       3,000         3,105

 144A, 6.875%, 12/15/11                                775           802

 144A, 8.00%, 12/15/14                                 4,300         4,569

 New Asat Finance, 144A, 9.25%, 2/1/11                 4,675         4,021

 Sanmina SCI, 144A, 6.75%, 3/1/13                      9,200         9,269

 Sanmina-SCI, 10.375%, 1/15/10                         8,775         10,003

 Semiconductor Note Partnership, 144A, Zero Coupon,    5,585         7,973
8/4/11
 Solectron, 9.625%, 2/15/09                            11,425        12,553

 Stats Chippac, 144A, 6.75%, 11/15/11                  4,225         4,130

 Stratus Technologies, 10.375%, 12/1/08                11,065        10,982

 Telex Communications, 11.50%, 10/15/08                9,500         10,450

 UGS, 144A, 10.00%, 6/1/12                             11,745        13,213

                                                                     139,123

 Energy  5.3%
 Amerigas Partners
 8.875%, 5/20/11                                       23,365        25,293

 10.00%, 4/15/06                                       3,500         3,727

 CHC Helicopter, 7.375%, 5/1/14                        6,745         7,015

 Chesapeake Energy
 7.00%, 8/15/14                                        5,675         6,186

 8.125%, 4/1/11                                        350           378

 9.00%, 8/15/12                                        7,725         8,768

 144A, 6.375%, 6/15/15                                 8,000         8,440

 Compton Petroleum, 9.90%, 5/15/09                     4,475         4,923

 Denbury Resources, 7.50%, 4/1/13                      8,645         9,337

 Dresser-Rand Group, 144A, 7.375%, 11/1/14             3,950         4,128

 El Paso Production, 7.75%, 6/1/13                     4,800         5,154

 Encore Acquisition, 8.375%, 6/15/12                   4,010         4,441

 Ferrellgas Partners, 8.75%, 6/15/12                   17,895        19,282

 Forest Oil, 8.00%, 12/15/11                           4,725         5,398

 Geophysique, 10.625%, 11/15/07                        6,495         6,852

 Hanover Compressor
 9.00%, 6/1/14                                         4,625         5,157

 Zero Coupon, 3/31/07                                  1,450         1,294

 Hanover Equipment Trust, Series B, 8.75%, 9/1/11      4,140         4,502

 Hilcorp Energy, 144A, 10.50%, 9/1/10                  16,425        18,724

 Hornbeck Offshore, 144A, 6.125%, 12/1/14              2,400         2,406

 Inergy LP/Finance, 144A, 6.875%, 12/15/14             10,075        10,226

 Magnum Hunter Resources, 9.60%, 3/15/12               3,355         3,829

 Parker Drilling Company, Series B, 10.125%, 11/15/09  5,750         6,052

 Petroleum Geo-Services, 10.00%, 11/5/10               12,198        14,088

 Petroleum Helicopters, 9.375%, 5/1/09                 7,150         7,758

 Plains Exploration & Production, 8.75%, 7/1/12        3,250         3,608

 Pride International, 7.375%, 7/15/14                  7,300         8,066

 Range Resources, 7.375%, 7/15/13                      400           428

 Stone Energy
 8.25%, 12/15/11                                       675           729

 144A, 6.75%, 12/15/14                                 5,100         5,087

 Swift Energy, 7.625%, 7/15/11                         6,665         7,215

 Universal Compression, 7.25%, 5/15/10                 8,550         8,977

                                                                     227,468

 Entertainment and Leisure  2.0%
 AMF Bowling Worldwide, 10.00%, 3/1/10                 9,250         9,504

 Cinemark, STEP, 0%, 3/15/14                           14,550        10,913

 Cinemark USA, 9.00%, 2/1/13                           700           781

 Loews Cineplex Entertainment, 144A, 9.00%, 8/1/14     10,025        10,489

 Marquee
 144A, 8.625%, 8/15/12                                 1,875         2,051

 144A, STEP, 0%, 8/15/14                               3,325         2,302

 Six Flags
 8.875%, 2/1/10                                        4,810         4,588

 9.75%, 4/15/13                                        1,600         1,520

 Universal City Development Partners, 11.75%, 4/1/10   23,550        27,848

 Universal City Florida
 144A, 7.493%, 5/1/10                                  3,050         3,183

 144A, 8.375%, 5/1/10                                  2,400         2,520

 Warner Music Group, 144A, 7.375%, 4/15/14             10,275        10,892

                                                                     86,591

 Finance and Credit  1.0%
 B F Saul Real Estate, 7.50%, 3/1/14                   7,575         7,850

 Dollar Financial Group, 9.75%, 11/15/11               8,385         9,223

 E*TRADE Financial, 8.00%, 6/15/11                     14,365        15,514

 FBOP Capital Trust II, 144A, 10.00%, 1/15/09          4,200         4,612

 Refco Finance, 144A, 9.00%, 8/1/12                    4,355         4,747

                                                                     41,946

 Food/Tobacco  1.2%
 Agrilink Foods, 11.875%, 11/1/08                      2,700         2,808

 B & G Foods, 8.00%, 10/1/11                           10,575        11,342

 Del Monte, 144A, 6.75%, 2/15/15                       4,175         4,279

 Dole Foods
 8.875%, 3/15/11                                       6,925         7,496

 VR, 8.625%, 5/1/09                                    5,575         6,014

 Pierre Foods, 144A, 9.875%, 7/15/12                   4,775         5,026

 Pinnacle Foods, 8.25%, 12/1/13                        6,395         5,851

 Wornick, 10.875%, 7/15/11                             8,075         8,721

                                                                     51,537

 Gaming  4.8%
 American Casino & Entertainment, 7.85%, 2/1/12        6,490         6,961

 Ameristar Casinos, 10.75%, 2/15/09                    10,825        12,043

 Argosy Gaming
 7.00%, 1/15/14                                        5,700         6,370

 9.00%, 9/1/11                                         2,260         2,520

 Boyd Gaming
 6.75%, 4/15/14                                        9,975         10,386

 7.75%, 12/15/12                                       1,450         1,570

 8.75%, 4/15/12                                        1,675         1,855

 Global Cash Access, 8.75%, 3/15/12                    13,125        14,372

 Herbst Gaming, 144A, 7.00%, 11/15/14                  8,805         9,025

 Isle of Capri Casinos, 7.00%, 3/1/14                  11,978        12,487

 Las Vegas Sands, 144A, 6.375%, 2/15/15                8,325         8,283

 Mandalay Resort Group, Series B, 10.25%, 8/1/07       7,500         8,475

 MGM Mirage
 6.75%, 2/1/08 - 9/1/12                                19,900        21,029

 9.75%, 6/1/07                                         5,700         6,313

 Mohegan Tribal Gaming Authority
 144A, 6.125%, 2/15/13                                 8,275         8,440

 144A, 6.875%, 2/15/15                                 7,500         7,669

 Penn National Gaming
 144A, 6.75%, 3/1/15                                   4,125         4,207

 Series B, 11.125%, 3/1/08                             14,215        15,006

 Poster Financial Group, 8.75%, 12/1/11                3,025         3,229

 Premier Entertainment Biloxi, 10.75%, 2/1/12          2,925         3,188

 Resorts International Hotel, 11.50%, 3/15/09          775           910

 Station Casinos
 6.00%, 4/1/12                                         5,900         6,136

 6.50%, 2/1/14                                         1,625         1,702

 6.875%, 3/1/16                                        8,100         8,546

 Turning Stone Casino Resort, 144A, 9.125%, 12/15/10   4,000         4,380

 Wynn Las Vegas, 144A, 6.625%, 12/1/14                 20,150        20,200

                                                                     205,302

 Healthcare Services  4.7%
 AmerisourceBergen, 8.125%, 9/1/08                     10,430        11,577

 Biovail, 7.875%, 4/1/10                               8,365         8,721

 Community Health Systems, 144A, 6.50%, 12/15/12       4,850         4,886

 Concentra Operating
 9.125%, 6/1/12                                        7,725         8,285

 9.50%, 8/15/10                                        3,600         3,861

 Elan Finance, 144A, 7.75%, 11/15/11                   5,600         4,900

 Fisher Scientific International, 8.125%, 5/1/12       2,586         2,858

 Fresenius Medical Capital Trust II, 7.875%, 2/1/08    8,975         9,581

 Fresenius Medical Capital Trust IV, 7.875%, 6/15/11   1,370         1,521

 Genesis Healthcare, 8.00%, 10/15/13                   10,640        11,704

 HCA, 6.375%, 1/15/15                                  13,375        13,587

 Insight Health Services, Series B, 9.875%, 11/1/11    4,735         4,842

 Inverness Medical Innovations, 144A, 8.75%, 2/15/12   2,800         2,940

 Medquest, 11.875%, 8/15/12                            4,450         5,051

 MQ Associates, STEP, 0%, 8/15/12                      7,925         5,746

 Omnicare, 8.125%, 3/15/11                             5,370         5,719

 Quintiles Transnational, 10.00%, 10/1/13              11,600        13,021

 Select Medical Corp., 144A, 7.625%, 2/1/15            8,550         8,806

 Tenet Healthcare
 6.50%, 6/1/12                                         5,040         4,662

 7.375%, 2/1/13                                        3,750         3,562

 144A, 9.875%, 7/1/14                                  2,025         2,162

 Triad Hospitals, 7.00%, 11/15/13                      12,510        12,979

 U.S. Oncology
 144A, 9.00%, 8/15/12                                  6,000         6,540

 144A, 10.75%, 8/15/14                                 3,650         4,179

 Vanguard Health, 9.00%, 10/1/14                       6,250         6,813

 Vicar Operating, 9.875%, 12/1/09                      9,797         10,617

 VWR International
 6.875%, 4/15/12                                       2,050         2,106

 8.00%, 4/15/14                                        9,800         10,168

 Warner Chilcott, 144A, 8.75%, 2/1/15                  9,350         9,712

                                                                     201,106

 Lodging  1.2%
 HMH Properties, 7.875%, 8/1/08                        680           700

 Host Marriot
 9.50%, 1/15/07                                        2,750         2,970

 Series D, 8.375%, 2/15/06                             2,500         2,594

 John Q. Hammons Hotels, 8.875%, 5/15/12               15,140        16,881

 La Quinta Properties
 7.00%, 8/15/12                                        3,350         3,551

 8.875%, 3/15/11                                       13,525        14,979

 Meditrust, 7.00%, 8/15/07                             1,140         1,183

 Meristar Hospitality
 9.00%, 1/15/08                                        3,775         4,020

 9.125%, 1/15/11                                       2,100         2,302

                                                                     49,180

 Manufacturing  3.0%
 Aearo, 8.25%, 4/15/12                                 6,025         6,326

 Case New Holland, 144A, 9.25%, 8/1/11                 10,100        11,186

 Coleman Cable, 144A, 9.875%, 10/1/12                  2,325         2,438

 General Cable, 9.50%, 11/15/10                        7,950         8,964

 Invensys, 144A, 9.875%, 3/15/11                       7,825         8,490

 JLG Industries, 8.375%, 6/15/12                       13,570        14,486

 Manitowoc, 7.125%, 11/1/13                            3,125         3,375

 National Waterworks, 10.50%, 12/1/12                  18,910        21,227

 Rexnord, 10.125%, 12/15/12                            19,309        21,867

 Superior Essex, 9.00%, 4/15/12                        11,675        12,434

 Trimas, 9.875%, 6/15/12                               13,755        14,374

 Valmont Industries, 6.875%, 5/1/14                    5,200         5,395

                                                                     130,562

 Metals and Mining  3.5%
 Algoma Steel, 11.00%, 12/31/09                        7,337         8,236

 Allegheny Technologies, 8.375%, 12/15/11              8,600         9,524

 Alpha Natural Resources, 144A, 10.00%, 6/1/12         10,425        11,963

 Arch Western Finance, STEP, 6.75%, 7/1/13             2,875         2,983

 Century Aluminum, 144A, 7.50%, 8/15/14                5,400         5,832

 Corus Group, 144A, 7.50%, 10/1/11 (EUR)               3,850         5,802

 Earle M. Jorgensen, 9.75%, 6/1/12                     24,745        27,714

 Euramax International, 8.50%, 8/15/11                 5,850         6,274

 Foundation Coal Holdings, 7.25%, 8/1/14               7,875         8,308

 Gerdau Ameristeel, 10.375%, 7/15/11                   14,085        16,268

 Imco Recycling Escrow, 144A, 9.00%, 11/15/14          4,400         4,620

 IPSCO, 8.75%, 6/1/13                                  2,175         2,469

 Ispat Inland, 9.75%, 4/1/14                           5,346         6,576

 Joy Global, 8.75%, 3/15/12                            8,290         9,326

 Luscar Coal, 9.75%, 10/15/11                          10,025        11,203

 Neenah Foundry, 144A, 11.00%, 9/30/10                 4,925         5,528

 U.S. Steel Group, 9.75%, 5/15/10                      8,012         9,154

                                                                     151,780

 Miscellaneous Consumer Products  3.4%
 AAC Group, 144A, STEP, 0%, 10/1/12                    4,725         3,343

 American Achievement, 8.25%, 4/1/12                   11,825        12,446

 Ames True Temper, 10.00%, 7/15/12                     6,150         5,627

 Chattem, 7.00%, 3/1/14                                6,225         6,412

 Couche Tard, 7.50%, 12/15/13                          875           938

 Equinox, 9.00%, 12/15/09                              5,230         5,557

 FTD, 7.75%, 2/15/14                                   9,425         9,802

 Jostens, STEP, 0%, 12/1/13                            24,525        17,658

 Jostens IH, 144A, 7.625%, 10/1/12                     11,200        11,592

 K2, 7.375%, 7/1/14                                    8,875         9,603

 Pantry, 7.75%, 2/15/14                                9,450         9,922

 Rayovac
 8.50%, 10/1/13                                        6,000         6,563

 144A, 7.375%, 2/1/15                                  14,675        15,005

 Riddell Bell, 144A, 8.375%, 10/1/12                   1,725         1,785

 Sealy Mattress, 8.25%, 6/15/14                        8,275         8,668

 Simmons
 7.875%, 1/15/14                                       4,125         4,290

 144A, STEP, 0%, 12/15/14                              8,150         5,298

 Sola International, 6.875%, 3/15/08                   7,508         7,546

 Town Sports International Holdings, 9.625%, 4/15/11   3,830         4,050

                                                                     146,105

 Paper and Paper Products  3.8%
 Boise Cascade, 144A, 7.125%, 10/15/14                 11,125        11,848

 Georgia-Pacific
 8.875%, 2/1/10                                        4,300         5,015

 9.375%, 2/1/13                                        35,525        41,120

 Graphic Packaging International
 8.50%, 8/15/11                                        5,800         6,322

 9.50%, 8/15/13                                        2,700         3,044

 Jefferson Smurfit
 7.50%, 6/1/13                                         1,375         1,449

 8.25%, 10/1/12                                        12,125        13,125

 JSG Funding
 10.125%, 10/1/12 (EUR)                                5,700         8,693

 144A, 7.75%, 4/1/15                                   15,625        15,586

 Longview Fibre, 10.00%, 1/15/09                       16,045        17,509

 MDP Acquisitions, 9.625%, 10/1/12                     9,120         10,123

 Stone Container
 8.375%, 7/1/12                                        5,700         6,171

 9.75%, 2/1/11                                         3,425         3,733

 Stone Container Finance of Canada, 7.375%, 7/15/14    7,725         8,073

 Western Forest Products, PIK, 144A, 15.00%, 7/28/09   8,850         9,934

                                                                     161,745

 Printing and Publishing  7.1%
 Advanstar, STEP, 0%, 10/15/11                         7,425         6,738

 Advanstar Communications
 10.75%, 8/15/10                                       4,450         5,017

 12.00%, 2/15/11                                       6,400         6,928

 Affinity Group, 9.00%, 2/15/12                        6,700         7,219

 American Media Operations, 8.875%, 1/15/11            1,760         1,866

 CanWest Media
 10.625%, 5/15/11                                      12,571        13,954

 144A, 8.00%, 9/15/12                                  19,328        20,777

 CBD Media / CBD Finance, 8.625%, 6/1/11               5,215         5,489

 Dex Media, 8.00%, 11/15/13                            3,325         3,624

 Dex Media East
 9.875%, 11/15/09                                      5,240         5,888

 12.125%, 11/15/12                                     12,739        15,351

 Dex Media West
 8.50%, 8/15/10                                        1,600         1,758

 9.875%, 8/15/13                                       22,674        25,962

 Haights Cross Operating
 11.75%, 8/15/11                                       680           768

 144A, 11.75%, 8/15/11                                 1,950         2,204

 Houghton Mifflin
 8.25%, 2/1/11                                         5,250         5,565

 9.875%, 2/1/13                                        8,060         8,564

 Liberty Group
 9.375%, 2/1/08                                        10,024        10,187

 STEP, 11.625%, 2/1/09                                 13,251        13,433

 Lighthouse International, 144A, 8.00%, 4/30/14 (EUR)  16,725        23,844

 Mail-Well I, 9.625%, 3/15/12                          9,250         10,221

 Morris Publishing Group, 7.00%, 8/1/13                1,000         1,016

 Primedia
 7.625%, 4/1/08                                        280           284

 8.875%, 5/15/11                                       7,650         8,272

 Quebecor Media
 11.125%, 7/15/11                                      32,249        36,643

 STEP, 13.75%, 7/15/11                                 7,500         7,444

 R.H. Donnelley Finance, 10.875%, 12/15/12             24,755        29,087

 Reader's Digest, 6.50%, 3/1/11                        3,950         4,148

 Vertis
 9.75%, 4/1/09                                         8,750         9,319

 10.875%, 6/15/09                                      5,930         6,063

 144A, 13.50%, 12/7/09                                 3,950         3,990

 WDAC Subsidiary Corp.
 144A, 8.375%, 12/1/14                                 3,000         3,045

 144A, 8.50%, 12/1/14 (EUR)                            675           913

                                                                     305,581

 Restaurants  0.8%
 EL Pollo Loco, 9.25%, 12/15/09                        910           946

 El Pollo Loco-EPL Intermediate, STEP, 0%, 3/15/10     6,650         4,422

 Landry's Restaurant, 144A, 7.50%, 12/15/14            8,275         8,296

 O'Charleys, 9.00%, 11/1/13                            10,975        12,073

 Perkins Family Restaurant, 10.125%, 12/15/07          2,725         2,780

 Real Mex Restaurants
 12.197%, 12/31/08 ++                                   2,000         2,035

 144A, 10.00%, 4/1/10                                  250           264

 Uno Restaurant, 144A, 10.00%, 2/15/11                 3,000         3,011

 Vicorp Restaurants, 10.50%, 4/15/11                   420           429

                                                                     34,256

 Retail  0.6%
 Gregg Appliances, 144A, 9.00%, 2/1/13                 6,850         6,730

 Leslies Poolmart, 144A, 7.75%, 2/1/13                 7,675         7,963

 Nebraska Book, 8.625%, 3/15/12                        11,000        11,055

                                                                     25,748

 Satellites  1.5%
 Directv Holdings, 8.375%, 3/15/13                     2,625         2,963

 Echostar DBS, 144A, 6.625%, 10/1/14                   17,550        18,055

 Inmarsat Finance
 7.625%, 6/30/12                                       3,450         3,610

 STEP, 0%, 11/15/12                                    6,225         4,684

 Intelsat
 Bermuda, 144A, 7.794%, 1/15/12                        17,500        17,981

 Zeus Special, 144A, STEP, 0%, 2/1/15                  4,625         3,076

 Orbital Imaging, PIK, 11.625%, 6/30/08                807           883

 Panamsat, 9.00%, 8/15/14                              13,025        14,327

                                                                     65,579

 Services  3.9%
 Allied Waste
 7.875%, 4/15/13                                       16,285        17,038

 8.875%, 4/1/08                                        9,325         10,083

 9.25%, 9/1/12                                         7,300         8,066

 Brand Intermediate, PIK, 144A, 13.00%, 10/15/13       8,667         9,230

 Brand Services, 12.00%, 10/15/12                      9,550         10,768

 Brickman Group, 11.75%, 12/15/09                      9,700         11,325

 Casella Waste Systems, 9.75%, 2/1/13                  17,925        19,897

 Coinmach, 9.00%, 2/1/10                               8,172         8,499

 Geo Group, 8.25%, 7/15/13                             2,535         2,674

 Great Lakes Dredge & Dock, 7.75%, 12/15/13            2,558         2,328

 IPC Acquisition, 11.50%, 12/15/09                     10,655        11,800

 Laidlaw, 10.75%, 6/15/11                              18,800        21,808

 Synagro Technologies, 9.50%, 4/1/09                   19,980        21,878

 Worldspan, 144A, 9.024%, 2/15/11                      11,625        11,567

                                                                     166,961

 Specialty Chemicals  4.8%
 Arco Chemical
 9.80%, 2/1/20                                         3,600         4,176

 10.25%, 11/1/10                                       4,095         4,750

 Borden U.S. Finance / Nova Scotia
 144A, 9.00%, 7/15/14                                  7,300         8,067

 Compass Minerals, STEP, 0%, 6/1/13                    21,475        17,824

 Crompton, 9.875%, 8/1/12                              1,950         2,199

 Crystal U.S. Holdings
 144A, 9.625%, 6/15/14                                 19,000        21,921

 144A, STEP, 0%, 10/1/14                               8,000         5,566

 Equistar Chemicals, 8.75%, 2/15/09                    1,525         1,704

 Freeport McMoRan Resources, 7.00%, 2/15/08            4,850         5,093

 Huntsman, 11.625%, 10/15/10                           6,776         8,165

 Huntsman International
 6.05%, 3/31/10 ++                                      5,000         5,106

 9.875%, 3/1/09                                        7,345         8,098

 IMC Global
 10.875%, 6/1/08 - 8/1/13                              2,750         3,283

 Series B, 11.25%, 6/1/11                              1,300         1,476

 Invista, 144A, 9.25%, 5/1/12                          15,150        17,006

 KI Holdings, 144A, STEP, 0%, 11/15/14                 16,940        10,799

 Koppers Industries, 9.875%, 10/15/13                  13,840        15,708

 Lyondell Chemical
 9.50%, 12/15/08                                       4,625         5,018

 9.625%, 5/1/07                                        4,050         4,465

 MacDermid, 9.125%, 7/15/11                            840           929

 Resolution Performance Products, 9.50%, 4/15/10       10,160        11,074

 Rhodia, 10.25%, 6/1/10                                21,455        24,888

 Rockwood Specialties, 10.625%, 5/15/11                12,650        14,358

 United Agri Products, 144A, 9.00%, 12/15/11           4,794         5,226

                                                                     206,899

 Supermarkets  0.6%
 Jean Coutu Group
 144A, 7.625%, 8/1/12                                  6,850         7,210

 144A, 8.50%, 8/1/14                                   19,450        19,839

                                                                     27,049

 Telecommunications  4.3%
 AT&T, STEP, 9.05%, 11/15/11                           17,275        20,024

 Call-Net Enterprises, 10.625%, 12/31/08               13,306        13,938

 Eircom Funding, 8.25%, 8/15/13                        12,104        13,526

 Globix, PIK, 11.00%, 5/1/08                           1,280         1,216

 Leucadia National, 7.00%, 8/15/13                     3,900         3,978

 MCI
 7.688%, 5/1/09                                        16,910        17,861

 8.735%, 5/1/14                                        20,675        23,285

 Primus Telecommunications
 8.00%, 1/15/14                                        8,925         6,895

 12.75%, 10/15/09                                      2,000         1,940

 Qwest Communications International, 144A, VR
 6.29%, 2/15/09                                        14,250        14,357

 Qwest Corporation
 7.39%, 6/30/07 ++                                      12,750        13,260

 VR, 6.95%, 6/30/10 ++                                  4,250         4,356

 Qwest Services, 144A, STEP, 14.00%, 12/15/10          25,774        30,671

 Time Warner Telecom
 9.75%, 7/15/08                                        9,257         9,442

 10.125%, 2/1/11                                       10,825        10,987

                                                                     185,736

 Textiles and Apparel  0.0%
 Dyersburg, Series B, 9.75%, 9/1/07 8*                 10,150        0

                                                                     0
 Transportation (excluding Railroad)  0.5%
 TravelCenters of America, 12.75%, 5/1/09              17,545        19,563
                                                                     19,563

 Wireless Communications  6.0%
 Alamosa (Delaware), 11.00%, 7/31/10                   13,775        16,048

 American Tower
 7.125%, 10/15/12                                      8,100         8,384

 7.50%, 5/1/12                                         2,440         2,574

 Centennial Communications
 8.125%, 2/1/14                                        4,425         4,835

 10.125%, 6/15/13                                      5,125         5,932

 Crown Castle
 7.50%, 12/1/13                                        2,100         2,278

 10.75%, 8/1/11                                        7,575         8,181

 Series B, 7.50%, 12/1/13                              12,350        13,400

 Horizon PCS, 144A, 11.375%, 7/15/12                   4,050         4,637

 IPCS, 11.50%, 5/1/12                                  5,275         6,106

 Nextel Communications
 6.875%, 10/31/13                                      36,277        39,179

 7.375%, 8/1/15                                        42,180        46,187

 Nextel Partners, 8.125%, 7/1/11                       9,200         10,143

 Rogers Wireless
 5.525%, 12/15/10                                      4,000         4,240

 6.375%, 3/1/14                                        1,900         1,952

 7.50%, 3/15/15                                        2,150         2,354

 8.00%, 12/15/12                                       18,375        19,937

 9.625%, 5/1/11                                        8,762         10,427

 Syniverse Technologies, 12.75%, 2/1/09                10,025        11,303

 U.S. Unwired, 10.00%, 6/15/12                         13,275        15,067

 Ubiquitel Operating, 9.875%, 3/1/11                   10,376        11,751

 Western Wireless, 9.25%, 7/15/13                      11,385        13,235

                                                                     258,150

 Total Corporate Bonds and Notes (Cost  $3,743,319)                  3,912,963

 COMMON STOCKS & WARRANTS  3.9%
 Automobiles and Related  0.1%
 TRW Automotive *                                      120           2,427

                                                                     2,427

 Broadcasting  0.0%
 Granite Broadcasting *                                400           138

 Time Warner *                                         2             40

                                                                     178
 Cable Operators  0.0%
 BT Acquisition *++*                                    10            0


 Comcast, Class A *                                    0             2

                                                                     2

 Conglomerates  0.3%
 Tyco International                                    329           11,002

                                                                     11,002

 Electric Utilities  1.2%
 Duke Energy                                           328           8,853

 FirstEnergy                                           165           6,822

 NiSource                                              360           8,148

 NRG Energy *                                          220           8,463

 Teco Energy                                           720           11,439

 TNP Enterprises, Warrants, 4/1/11, 144A *             6             189

 Williams Companies                                    400           7,532

                                                                     51,446

 Electronic Components  0.1%
 AMIS Holdings *                                       260           2,925

 ASAT Finance, Warrants, 11/1/06, 144A *               2             0

                                                                     2,925

 Food/Tobacco  0.2%
 Interstate Bakeries *                                 1,350         7,222

                                                                     7,222

 Gaming  0.0%
 Las Vegas Sands *                                     29            1,398

 Mikohn Gaming, Warrants, 8/15/08, 144A *              9             169

                                                                     1,567

 Healthcare Services  0.0%
 Elan ADR *                                            237           1,896

                                                                     1,896

 Metals and Mining  0.1%
 International Steel Group *                           73            3,063

                                                                     3,063

 Miscellaneous Consumer Products  0.0%
 Hedstrom Holdings, Warrants, 8/1/06 **                11            0

 Mattress Discounters, Warrants, 7/15/07, 144A **      4             0

                                                                     0

 Paper and Paper Products  0.0%
 MDP Acquisitions, Warrants, 10/1/13, 144A *           4             100

                                                                     100

 Satellites  0.0%
 Orbimage *                                            91            1,292

 Orbimage, Rights, 4/14/05 **                          21            177

                                                                     1,469

 Services  0.0%
 Synagro Technologies *                                471           2,041

                                                                     2,041

 Specialty Chemicals  0.5%
 Compass Minerals                                      211           5,276

 Lyondell Chemical                                     187           6,335

 UAP Holdings *                                        526           8,202

                                                                     19,813

 Supermarkets  0.0%
 Pathmark Stores *                                     23            116

 Pathmark Stores, Warrants, 9/19/10 *                  36            7

                                                                     123

 Telecommunications  0.0%
 AT&T                                                  0             1

 Cybernet Internet Services, Warrants, 7/1/09 **       3             0

 Globix *                                              205           729

 KMC Telecom, Warrants, 1/31/08, 144A *                5             0

 RSL Communications, Warrants, 11/15/06 *              3             0

 Splitrock Services, Warrants, 7/15/08 **              2             8

                                                                     738

 Transportation (excluding Railroad)  0.0%
 TravelCenters of America
 Warrants, 11/14/10 *                                  15            73

 Warrants, 5/1/09 *                                    44            221

                                                                     294

 Wireless Communications  1.4%
 IPCS, Warrants, 7/15/10, 144A *                       9             0

 Nextel Communications, Class A *                      345           10,152

 Nextel Partners, Class A *                            418           8,322

 Rogers Communications, Class B                        420           11,386

 Spectrasite *                                         145           8,961

 Sprint-FON Group                                      425           10,057

 Telus (Non-voting shares)                             433           12,913

 Ubiquitel Operating, Warrants, 4/15/10, 144A **       19            0

                                                                     61,791

 Total Common Stocks (Cost  $163,235)                                168,097

 CONVERTIBLE BONDS  0.2%
 Electric Utilities  0.1%
 PPL Energy Supply, (Tender 5/15/08), 2.625%, 5/15/23  4,453         5,050

                                                                     5,050

 Metals and Mining  0.1%
 Gerdau Ameristeel, 6.50%, 4/30/07 (CAD)               1,800         1,491

                                                                     1,491

 Total Convertible Bonds (Cost  $5,311)                              6,541

 CONVERTIBLE PREFERRED STOCKS  0.2%
 Electric Utilities  0.2%
 NRG Energy, 144A *                                    8             9,342

 Total Convertible Preferred Stocks (Cost  $8,370)                   9,342

 PREFERRED STOCKS  0.2%
 Broadcasting  0.1%
 Spanish Broadcasting *                                2             2,481

                                                                     2,481

 Printing and Publishing  0.0%
 Primedia                                              25            2,462

                                                                     2,462

 Satellites  0.0%
 Pegasus Satellite, PIK, **                            9             0

                                                                     0

 Textiles and Apparel  0.1%
 Anvil Holdings, Series B, PIK *                       278           2,784

                                                                     2,784

 Total Preferred Stocks (Cost  $19,904)                              7,727

 SHORT-TERM INVESTMENTS  2.3%
 Money Market Funds  2.3%
 T. Rowe Price Reserve Investment Fund, 2.55% #+       98,054        98,054

 Total Short-Term Investments (Cost  $98,054)                        98,054

 Total Investments in Securities
 98.0% of Net Assets (Cost $4,029,193)                        $      4,202,724


(1)   Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 8    In default with respect to payment of interest.
 +    Affiliated company - See Note 4
 *    Valued by the T. Rowe Price Valuation Committee,
      established by the fund's Board of Directors
 144A Security was purchased pursuant to Rule 144A under
      the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $946,046 and represents 22.1% of net assets
 ADR  American Depository Receipts
 CAD  Canadian dollar
 EUR  Euro
 PIK  Payment-in-Kind
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 VR   Variable Rate; rate shown is effective rate at period-end

 ++Restricted Securities
 Amounts in (000s)
 The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $46,820 and represents 1.1% of net assets.
                                                       Acquisition   Acquisitio
 Description                                           Date          Cost
 BT Acquisition                                        12/23/1986    81

 Frontiervision Opera, VR, 6.15%, 9/30/05              6/6/03        4,114

 Frontiervision Opera, VR, 6.275%, 3/31/06             6/6/03        3,149

 Goodyear Tire & Rubber, VR, 7.03%, 3/31/06            2/19/04       5,750

 Huntsman International, 6.05%, 3/31/10                10/14/04      5,000

 Olympus Communications, VR, 6.75%, 6/30/10            6/18/03       3,119

 Olympus Communications, VR, 6.75%, 6/30/10            6/24/03       4,316

 Qwest Corporation, 7.39%, 6/30/07                     6/9/03        12,623

 Qwest Corporation, VR, 6.95%, 6/30/10                 6/9/03        4,180

 Real Mex Restaurants, 12.197%, 12/31/08               2/4/2005      2,045

 Totals                                                              44,377

 The fund has registration rights for certain restricted securities held as of February 28, 2005. Any costs related to such registration are borne by the issuer.


The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price High Yield Fund
Unaudited
February 28, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income and, secondarily, capital appreciation.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.
Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
The fund may invest in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2005, the cost of investments for federal income tax purposes was $4,037,793,000. Net unrealized gain aggregated $164,947,000 at period-end, of which $222,286,000 related to appreciated investments and $57,339,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of February 28, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the nine months ended February 28, 2005, dividend income from the Reserve Funds totaled $2,058,000, and the value of shares of the Reserve Funds held at February 28, 2005 and May 31, 2004 was $98,054,000 and $112,429,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price High Yield Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     April 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     April 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     April 22, 2005